Related-Parties Transactions (Tables)	12 Months Ended
May 31, 2019
Balances and Transaction with Related Parties
The Group had the following balances and transactions with related parties:
(a) Balances:

			Amounts due from related parties, current As of May 31 ,		Amounts due to related parties, current As of May 31 ,
	Notes	Relationship	2018	2019	2018	2019
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	787	15,581	—	—
Beijing Dianshi Jingwei Technololy Co., Ltd (“Dianshi Jingwei”)	(2)	Equity method investee	—	15,211	—	—
Education Industry Fund		Equity method investee	—	8,692	—	—
Beijing MaxEn International Education Consulting Company Limited (“MaxEn”)		Equity method investee	374	—	13	207
Others	(5)		434	3,160	17	265
Total			1,595	42,644	30	472

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2018		2019
			US$		US$
Metropolis	(1)	Company controlled by Mr. Yu	2,226		1,204
Total			2,226		1,204

(b) Transactions:

			Rental expenses For the years ended May 31,
			2017	2018	2019
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	6,790	7,899	7,888

			Loans provided to related parties For the years ended May 31,
			2017	2018	2019
			US$	US$	US$
Dianshi Jingwei	(2)	Equity method investee	—	—	61,155
Haiwei Career	(3)	Equity method investee	3,965	—	—
Beijing Weixue Mingri Network Technology Co., Ltd. (“Weixue Mingri”)	(4)	Equity method investee	1,733	—	—
Great Thanks Holdings Limited		Company established by the shareholder of the equity method investee	1,450	—	—
Total			7,148	—	61,155

			Revenues For the years ended May 31,
			2017	2018	2019
			US$	US$	US$
Beijing Fishpond Software Technology Co., Ltd. (“Fishpond”)		Equity method investee	—	—	1,060
Others	(6)		90	92	—
Total			90	92	1,060

			Cost For the years ended May 31,
			2017	2018	2019
			US$	US$	US$
EEO		Equity securities without readily determinable fair values investee	—	—	2,408
Dongfang Heli		Equity method investee	—	—	1,064
Others	(6)		23	—	460
Total			23	—	3,932

(1)
Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2019, the current and non-current amounts due from Metropolis were US$
15,581
and US$
1,204
, respectively, which represented prepaid rent and deposit for the building and the unpaid cash consideration for acquiring Dongfang Heli. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Group’s board of directors.

(2)
In April 2016, the Group sold 51% of the equity interest of its fully-owned subsidiary Dianshi Jingwei and Dianshi Jingwei became an equity method investee of the Group. As of May 31, 2019, there were four outstanding loans provided by the Group to Dianshi Jingwei with annual interest rate of 10% and an outstanding balance of US$15,211. The original period of these loans were 180 days which initially expired and the Group extended US$5,794 loan to October 9, 2019 and extended US$9,417 loan to December 30, 2019. During the year ended of May 31, 2019, no interests were received by the Group. The extended loans were personally guaranteed by Mr. Yu and Mr. Yunhai Jia (“Mr. Jia”), the chief executive officer of Dianshi Jingwei.

According to the loan agreements, if Dianshi Jingwei defaults on the loan payments and interests, the Group has the right to convert the unpaid loans into Dianshi Jingwei’s equity. In addition, a total of US$45,944 loans were borrowed and repaid Dianshi Jingwei within a short period of time during the year ended May 31, 2019. Subsequent to May 31, 2019, another
RMB50 million was extended to Dianshi Jingwei with the extended maturity date on December 31, 2019.

(3)
In October 2014, Haiwei Career formed a joint venture with the Group. As a result, Haiwei Career became a related party of the Group. In 2018, Haiwei Career was consolidated by the Group through business acquistion. All transaction and balances between the Group and Haiwei Career are eliminated since then.

(4)
The amount due from Weixue Mingri in 2017 represented the non-interest bearing loans provided by the Group to support its daily operation and the outstanding loans were fully written off by the Group in fiscal year 2017. Weixue Mingri was a long-term investment under equity method and carrying amount of such investment was nil.

(5)	As of May 31, 2018 and 2019, the balance in “others” included the current receivables from long-term investees.
(6)	As of May 31, 2019, the balance in “others” included the revenue and cost from long-term investees.

Parent Company [Member]
Balances and Transaction with Related Parties
The following represented the related party balances as of May 31, 2018 and 2019:

	As of May 31,
	2018	2019
	US$	US$
Amounts due from related parties:
Winner Park	12	12
Smart Shine	1,420	1,420
Elite Concept	79,171	60,077
	80,603	61,509
Amounts due to related parties:
Elite Concept	359	—
Abundant	82,487	82,487
New Oriental China	6,234	6,234
	89,080	88,721
All related party balances were
non-interest
bearing and unsecured. The amounts due to related parties will be paid upon demand.